General and Administration Expenses - Schedule of General and Administration Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administration Expenses [Line Items]
Salaries and benefits	$ 724,093	$ 784,089	$ 847,036
Professional fees	675,624	713,339	455,902
Insurance	188,451	289,490	206,921
Travel expenses	46,381	32,044	4,637
Depreciation	32,039	41,201	37,386
Occupancy and office expenses	79,891	93,046	33,793
Other	224,370	303,199	283,714
General and administration expenses, total	$ 1,970,849	$ 2,256,408	$ 1,869,389